Summary of Significant Accounting Policies (Details) - Schedule of Allowance for Expected Credit Losses ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at the beginning of the year	¥ 6,892		¥ 6,892
Current period provision of expected credit losses	3,196
Write-offs	(6,892)
Balance at the end of the year	¥ 3,196	$ 3,175	¥ 6,892